Share-Based Compensation - Summary of Market Prices of Common Stock (Detail) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Market value of Company stock	$ 76.5	$ 80.48	$ 76.62